Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefit expenses
Summary of employee benefit expenses

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Wages and salaries	141,844	169,546	186,716
Share-based compensation expenses	—	—	47,788
Pension costs - defined contribution plans	9,377	12,026	12,935
Other staff welfare expenses	9,632	9,734	11,056
	160,853	191,306	258,495